Debt	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Debt

22.	Debt
Debt classified within current liabilities included short-term borrowings from banks and other financing with an original maturity date falling within twelve months, as well as the current portion of long-term debt. Debt classified within non-current liabilities included borrowings from banks and other financing with maturity dates greater than twelve months
(long-term debt), net of the current portion.
The following table summarizes the Company's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31,
	2024					2023
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt
	(€ million)
Notes	€949	€9,114	€9,054	€18,168	€19,117	€2,277	€7,133	€8,805	€15,938	€18,215
Borrowings from banks	3,119	371	82	453	3,572	1,512	1,297	27	1,324	2,836
Asset-backed financing	5,645	3,681	690	4,371	10,016	3,638	1,014	126	1,140	4,778
Lease liabilities	858	883	815	1,698	2,556	718	728	712	1,440	2,158
Other debt	1,628	291	47	338	1,966	1,317	150	9	159	1,476
Total Debt	€12,199	€14,340	€10,688	€25,028	€37,227	€9,462	€10,322	€9,679	€20,001	€29,463
Debt increased by approximately €7.8 billion primarily due to the increase in financial services funding.
Notes
The following table summarizes the notes outstanding at December 31, 2024 and 2023:

					At December 31,
(€ million)	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2024	2023
Stellantis (Peugeot S.A. issuances):
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	600	2.000	Q1/2024	—	609
STELLANTIS N.V. (Peugeot S.A.) 2017	EUR	100	2.000	Q1/2024	—	102
STELLANTIS N.V. (Peugeot S.A.) 2018	EUR	650	2.000	Q1/2025	660	659
STELLANTIS N.V. (Peugeot S.A.) 2019	EUR	600	1.125	Q3/2029	597	596
STELLANTIS N.V. (Peugeot S.A.) 2020	EUR	1,000	2.750	Q2/2026	1,024	1,014
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	60	1.600	Q2/2026	61	61
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	50	1.810	Q2/2027	50	50
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	204	Euribor 6M + 1.400	Q2/2026	206	207
Medium Term Note Programme(1):
STELLANTIS N.V. (FCA N.V.) 2016	EUR	1,250	3.750	Q1/2024	—	1,296
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.875	Q1/2026	1,347	1,381
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,000	4.500	Q3/2028	1,162	1,200
STELLANTIS N.V. 2021	EUR	1,250	0.625	Q1/2027	1,260	1,256
STELLANTIS N.V. 2021	EUR	1,250	0.750	Q1/2029	1,255	1,254
STELLANTIS N.V. 2021	EUR	1,250	1.250	Q2/2033	1,243	1,241
STELLANTIS N.V. 2022	EUR	1,000	2.750	Q2/2032	1,022	1,016
STELLANTIS N.V. 2023 - green bond	EUR	1,250	4.375	Q1/2030	1,296	1,285
STELLANTIS N.V. 2023	EUR	1,250	4.250	Q2/2031	1,270	1,266
STELLANTIS N.V. 2024	EUR	750	3.500	Q3/2030	753	—
STELLANTIS N.V. 2024 - green bond	EUR	500	3.750	Q1/2036	508	—
STELLANTIS N.V. 2024	EUR	750	3.375	Q4/2028	763	—
STELLANTIS N.V. 2024	EUR	750	4.000	Q1/2034	749	—
Other Notes:
STELLANTIS FINANCE U.S. 2021	U.S $	1,000	1.711	Q1/2027	968	909
STELLANTIS FINANCE U.S. 2021	U.S $	1,000	2.691	Q3/2031	967	909
STELLANTIS FINANCE U.S. 2022	U.S. $	550	5.625	Q1/2028	539	512
STELLANTIS FINANCE U.S. 2022	U.S. $	700	6.375	Q3/2032	682	643
GIE PSA Trésorerie 2003	EUR	600	6.000	Q3/2033	735	749
Total Notes					€19,117	€18,215
______________________________________________________________________________________________________________________________
(1) Listed on the Irish Stock Exchange
Notes Issued by Peugeot S.A
Bonds issued by Peugeot S.A. are governed by the terms and conditions of the Peugeot S.A. €5 billion EMTN
Program that was renewed on June 8, 2020 for the last time. Those bonds are guaranteed by the GIE PSA Trésorerie.
In April 2019, Peugeot S.A. raised funds using a private investment under German law through a
Schuldscheindarlehen. This transaction was structured in several tranches denominated in Euros, with maturities up to Q2
2027.
Notes Issued Under the Medium Term Note Programme
Certain notes issued by Stellantis were governed by the terms and conditions of the Medium-Term Note (“MTN”)
Programme (previously known as the Global Medium Term Note Programme, or “GMTN” Programme) formerly available to
FCA N.V., the predecessor of Stellantis N.V. A maximum of €20 billion was allowed under this programme, and notes of
€2.25 billion (principal amounts) were outstanding as at December 31, 2024.
After the merger, Stellantis established a Euro Medium Term Note Programme (“EMTN”) under which it may from time to time issue notes up to an amount of €30 billion.
Under the €30 billion EMTN Programme, the Company issued four notes and repaid one note at maturity during the year ended December 31, 2024:
•In March 2024, a green bond was issued with a principal amount of €500 million and an interest rate of 3.75 percent, maturing in March 2036. Stellantis will aim to allocate an amount equal to the net proceeds of the green bond to investments and expenditures meeting the eligibility criteria, which relate to design, development and manufacturing of zero emissions vehicles (i.e. battery electric vehicles and hydrogen fuel cell vehicles);
•In March 2024, the Company issued notes with a principal amount of €750 million and an interest rate of 3.50 percent, maturing in September 2030;
•In April 2024, the Company repaid, at maturity, a €1,250 million note formerly issued by FCA N.V. in 2016;
and
•In November 2024, the Company issued two notes with principal amounts of: (a) €750 million at an interest rate of 3.375 percent, maturing in November 2028 and (b) €750 million at an interest rate of 4.0 percent, maturing in
November 2034.
As at December 31, 2024, the outstanding principal amount of the notes issued under the successive versions of the programme, after the merger, was €10 billion.
These notes impose covenants on the issuer, which include: (i) negative pledge clauses which require that in the case that any security interest upon assets of Stellantis N.V. is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding notes; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of
Stellantis N.V.; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the notes under certain events of default on other financial instruments issued by Stellantis' main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the notes. As of December 31, 2024, Stellantis was in compliance with the covenants of the notes under the MTN
Programme.
From time to time, Stellantis may buy back notes in the market. Such buybacks, if made, depend upon market conditions, the Company's financial situation and other factors which could affect such decisions.
Other Notes
In March 2024, Stellantis repaid, at maturity, a €600 million note and a €100 million note formerly issued by PSA in
2017.
The Notes issued by Stellantis Finance U.S. Inc impose covenants on Stellantis N.V. including: (i) negative pledge clauses which require that in the case that any security interest upon assets of Stellantis N.V. is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding Notes; (ii) pari passu clauses, under which the Notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Stellantis N.V.; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the Notes under certain events of default on other financial instruments issued by Stellantis’ main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the Notes. As of December 31, 2024, Stellantis was in compliance with the covenants of the Notes.
As at December 31, 2024, all the outstanding notes of Stellantis were rated “Baa1” by Moody’s Investors Service and “BBB+” by S&P Global Ratings.
Borrowings from banks
European Investment Bank Borrowings
Stellantis had financing agreements with the European Investment Bank (“EIB”) for a total of €0.9 billion outstanding at December 31, 2024 (€1.0 billion at December 31, 2023). These were entered into to finance specific projects and investment plans among which include the manufacturing of PHEVs at the Melfi production plant in Italy, the manufacturing of battery electric vehicles at the Mirafiori production plant in Italy, the research, development and innovation for electrification, connectivity and self-driving technologies mainly conducted at the Turin laboratories in Italy and the integration and deployment of advanced manufacturing technologies for the production of a new platform of electric vehicles at the Kragujevac plant (Serbia).
Brazil
Stellantis’ Brazilian subsidiaries have access to various local bank facilities in order to fund investments and operations including financial services activities. Total debt outstanding under those facilities amounted to a principal amount of €0.5 billion at December 31, 2024 (€0.7 billion at December 31, 2023).
Undrawn committed credit lines
In July 2024, Stellantis N.V. announced it successfully extended the maturity and amended its syndicated revolving credit facility (“RCF”) of €12 billion, originally signed in July 2021. The syndicated credit facility includes a broad-based group of 29 banks from Europe, U.S. and Asia. The RCF is structured in 2 tranches: €6 billion, with a three-year tenor (July
2027), and €6.0 billion, with a five-year tenor (July 2029), each tranche benefiting from two further extension options, each of one year exercisable on the first and second anniversary of the amendment signing date.
In March 2024, a new RCF committed credit line of €0.9 billion ($1 billion) was signed by SFS U.S. The line expires in March 2027 and, at December 31, 2024, €0.3 billion ($0.3 billion) was undrawn.
The covenants of the RCF include negative pledge, pari passu, cross-default and change of control clauses. Failure to comply with these covenants, and in certain cases if not suitably remedied, can lead to the requirement of early repayment of any outstanding amounts. As of December 31, 2024, Stellantis was in compliance with the covenants of the RCF.
At December 31, 2024, undrawn committed credit lines of €12.9 billion include the syndicated revolving credit facility of €12.0 billion, signed in 2024.
Asset-backed financing
Asset-backed financings, including warehouse credit facilities, asset-backed term notes and asset-backed securities
(“ABS”) term loans, primarily represented the amount of financing received by SFS U.S. through securitization programs of
€9,866 million as of December 31, 2024 (€4,711 million at December 31, 2023), that will be settled through the collection of a portfolio of receivables which originate from consumers.
The retail consumer contracts, lease and commercial loans to dealers are pledged to special purpose entities as collateral.
The following table summarizes the asset-back financing amounts at December 31, 2024 and 2023:

				At December 31,
(€ million)	Currency	Interest rate %	Maturity(1)	2024	2023
Warehouse Credit Facilities:
SFS Funding I	USD	CP/SOFR+spread	Q2/2026	4,034	3,189
SFS Funding II	USD	CP/SOFR+spread	Q3/2024	—	109
FIARC	USD	SOFR+spread	Q2/2025	60	29
SFMOT Floorplan Facility	USD	CP/SOFR+spread	Q2/2026	565	—
Term Notes:
Term Notes 2017-2020	USD	2.80%-7.07%	Q2/2027	—	36
FIAOT 2021-1	USD	0.89%-5.37%	Q2/2028	27	45
FIAOT 2021-2	USD	0.48%-3.14%	Q4/2028	63	98
FIAOT 2022-1	USD	2.03%-5.41%	Q2/2029	83	125
FIAOT 2022-2	USD	6.26%-9.50%	Q4/2029	95	151
FIAOT 2023-1	USD	6.44%-7.74%	Q1/2031	131	189
SFAST 2023-1	USD	5.47%-5.97%	Q1/2031	522	740
SFAST 2024-1	USD	4.94%-5.59%	Q1/2032	645	—
SFAST 2024-2	USD	5.26%-5.71%	Q1/2032	760	—
SFAST 2024-3	USD	4.55%-4.98%	Q4/2032	829	—
Term Loans:
SFAF LLC	USD	5.45%	Q4/2031	555	—
SFAF 2024-2	USD	5.45%	Q1/2032	590	—
SFALV 2024-1	USD	4.80%	Q1/2030	907	—
Total				€9,866	€4,711
________________________________________________________________________________________________________________________________________________
(1) Final maturity of the commitment for the warehouse credit facilities and the expected date of the last payment for the Term Notes
Warehouse Credit Facilities
There are three revolving warehouse credit facilities used to finance loan originations by SFS U.S. The Company believes that the credit facilities will continue to be renewed or replaced, and that it will be able to secure additional sources of financing on satisfactory terms; however, there can be no assurance that it will be able to do so. In the event that the
Company is unable to renew its facilities, the receivables pledged of €6.1 billion ($6.3 billion) as of December 31, 2024 would amortize over time to pay down the warehouse credit facilities; however, the Company would not be able to finance new receivables without alternative sources of funding.
SFS U.S. uses interest rate derivatives in order to reduce the interest rate risk of certain warehouse credit facilities where the underlying receivables carry fixed rate of interest and borrowings are based on the floating rate SOFR indices.
ABS Term Notes
ABS Term Notes are issued in various classes ranging from Class A to Class E Notes. These notes are sequentially paid with Class A Notes paid first. The range in interest rates depends on the level of risk of loss and is determined by investor interest in each class of the notes.
ABS Term Loans
ABS Term Loans are provided by various banks which advance term loan proceeds secured by a pool of either retail loan receivables or consumer leases. Two ABS Term Loans outstanding as of December 31, 2024, with an aggregate balance of €1.14 billion ($1.19 billion) are secured by retail loan receivables with an aggregate balance of €1.41 billion
($1.48 billion). The remaining ABS Term Loan facility with a balance of €899 million ($942 million) as of December 31,
2024, is secured by €1.05 billion ($1.1 billion) in consumer lease receivables.
The terms governing the warehouse credit facilities and ABS Term Loans contains numerous covenants relating to the issuer’s business, the observance of certain financial covenants, the avoidance of certain levels of delinquency and credit loss experience and other matters. A breach of a covenant, if not cured within the time limits specified, could precipitate events of default that might result in the acceleration of the ABS Term Loan or warehouse credit facilities. The ABS Term
Notes generally do not contain financial covenants or covenants related to delinquency experience or credit losses. The
Company was not in default with respect to any financial and non-financial covenants governing these financing arrangements at December 31, 2024.
Refer to Note 25, Fair value measurement for additional information on fair and carrying values of assigned receivables and related liabilities.
Other
Additionally, there are:
•€101 million of debt relating to asset-backed financing in Brazil, at December 31, 2024 (nil at December 31,
2023); and
• €49 million of debt relating to factoring transactions which do not meet the IFRS 9 derecognition requirements and are recognized within assets of the same amount as of December 31, 2024 (€67 million at December 31,
2023) in the Consolidated Statement of Financial Position, refer to Note 16, Trade receivables, other assets, prepaid expenses and tax receivables for additional information.
Other debt
Other debt primarily includes funds raised from financial services companies through money market instruments and deposits from dealers in South America, primarily in Brazil.
Lease liabilities
The following table summarizes the Company's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

	At December 31,
	2024	2023
	(€ million)
Long-term debt (non-current)	€1,698	€1,440
Short-term debt and current portion of long-term debt (current)	€858	€718
Maturity analysis - contractual undiscounted cash flows

At December 31, 2024
(€ million)
Due within one year	€866
Due between one and five years	1,001
Due beyond five years	985
Total undiscounted lease liabilities	€2,852
In addition, the Company entered into commitments relating to leases not yet commenced of €71 million, of which the most significant relating to contracts in the North America. In addition to the above, the Company entered into non-
cancellable short-term leases, which have not been classified as lease liabilities, of €61 million which is expected to be settled within the next 12 months.
Debt secured by assets
At December 31, 2024, debt secured by assets of the Company amounted to €23 million (€79 million at
December 31, 2023), excluding the Lease liabilities and Asset-backed financing as described above, mainly related to subsidized financing in South America.
The total carrying amount of assets acting as security for loans for the Company amounted to €471 million, excluding the Right-of-use assets as described in Note 11, Property, plant and equipment, at December 31, 2024 (€806 million at December 31, 2023).